SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Prepaid land use rights (Details)	12 Months Ended
Dec. 31, 2016
Prepaid land use rights
Prepaid land use rights
Estimated useful life (in years)	50 years